RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with related parties
Trade payables (Note 16)	Rp 3,058	Rp 3,261
Total trade payables	Rp 3,058	Rp 3,261
% of total liabilities	2.23%	2.36%
Ministry of Finance
Transactions with related parties
Trade payables (Note 16)	Rp 7	Rp 17
% of total liabilities	0.01%	0.01%
Entities under common control
Transactions with related parties
Trade payables (Note 16)	Rp 2,968	Rp 3,164
% of total liabilities	2.16%	2.30%
MCDA
Transactions with related parties
Trade payables (Note 16)	Rp 2,484	Rp 2,631
% of total liabilities	1.81%	1.92%
Indosat
Transactions with related parties
Trade payables (Note 16)	Rp 200	Rp 212
% of total liabilities	0.15%	0.15%
BNI
Transactions with related parties
Trade payables (Note 16)	Rp 114	Rp 170
% of total liabilities	0.08%	0.12%
Others, (each below Rp100 billion)
Transactions with related parties
Trade payables (Note 16)	Rp 170	Rp 151
% of total liabilities	0.12%	0.11%
Associated companies
Transactions with related parties
Trade payables (Note 16)	Rp 3	Rp 20
% of total liabilities	0.00%	0.01%
Others related entities
Transactions with related parties
Trade payables (Note 16)	Rp 80	Rp 60
% of total liabilities	0.06%	0.04%